                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05987

Morgan Stanley New York Municipal Money Market Trust
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley New York Municipal Money Market Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT
For the year ended December 31, 2003

MARKET CONDITIONS

The 12 months ended December 31, 2003, was a period of record low yields in the municipal money market. After its latest cut in the federal funds rate target on June 25, 2003, the Federal Reserve Open Market Committee (the "Fed") indicated that it intended to remain in an accommodative stance for a considerable period in an attempt to get the economy back onto a solid footing. The short end of the tax-free money market yield curve was largely flat through much of the year, though it inverted in the last quarter of the period as seasonal redemptions pushed yields for the shortest maturities higher. Yields on municipal money market paper were highly attractive relative to taxable instruments. Among one-year maturities the ratio of municipals to taxable yields exceeded 90 percent for much of the year and for overnight paper the ratio at times rose above 100 percent.

The accommodative monetary policy appeared to be having a positive effect as corporate profits and overall GDP growth began to show signs of life. As the year drew to a close, these improvements were reflected in better prospects for most municipalities, with tax receipts on the rise and the general trend toward widespread credit downgrades slowing. Many states worked to close budget gaps through a combination of increased fees and service cuts and one-time measures such as tobacco bond receipts and long-term refinancing. New York and California continued to lead the country in both issuance and deficits, with California experiencing downgrades in its general obligation bond ratings from both Standard & Poor's and Moody's.

Against this backdrop, the issuance of traditional notes rose considerably in 2003. Rising deficits led many issuers to turn to the capital markets for temporary borrowing to meet shortfalls in cash flow. Long-term bond issuance also rose as many states and local issuers moved to lock in low financing rates for capital expenditures and to refinance higher-cost debt. Overall municipal issuance for calendar year 2003 exceeded the record levels of 2002, setting a new all-time high.

PERFORMANCE ANALYSIS

As of December 31, 2003, Morgan Stanley New York Municipal Money Market Trust had net assets of more than $68 million. For the twelve-month period ended December 31, 2003, the Fund provided a total return of 0.27 percent. For the seven-day period ended December 31, 2003, the Fund provided an effective annualized yield of 0.31 percent and a current yield of 0.31 percent, while its 30-day moving average yield for December was 0.25 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The general shape of the yield curve and the very low level of interest rates reduced incentives for extending the Fund's maturity structure. As a result, Morgan Stanley New York Municipal Money Market Trust spent the period with an emphasis on the short-to-intermediate maturity range within the municipal money market. This approach had the added benefit of positioning the Fund defensively against any potential increases in interest rates at the short end of the curve. The uncertain state of the economy also made us largely unwilling to introduce added interest-rate risk into the Fund's portfolio.

Our general caution was reflected in the Fund's composition. By the end of the period, the portfolio was comprised of 77 percent short-term variable rate paper, with the remainder in short-term tax-exempt commercial paper and fixed-rate notes. As always, we remained highly selective in our security selection and thoroughly screened potential purchases to ensure that they met the Fund's credit criteria. We were especially cautious in our purchases of longer fixed-rate paper, given New York's ongoing budgetary difficulties.

PORTFOLIO COMPOSITION

Variable Rate Municipal Obligations         76.7%
Commercial Paper                            10.9
Municipal Notes                             12.4

MATURITY SCHEDULE

  1 - 30 Days                               79.6%
 31 - 60 Days                                3.6
 61 - 90 Days                                 --
 91 - 120 Days                                --
121 + Days                                  16.8

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

STRATEGY

1. THE FUND WILL INVEST IN HIGH QUALITY, SHORT-TERM SECURITIES THAT ARE NORMALLY MUNICIPAL OBLIGATIONS THAT PAY INTEREST EXEMPT FROM FEDERAL AND NEW YORK INCOME TAXES.

2. THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.*

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M. ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.


*AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS FUND.

MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

  PRINCIPAL
  AMOUNT IN                                                                  COUPON      DEMAND
  THOUSANDS                                                                   RATE+       DATE*          VALUE
-------------------------------------------------------------------------------------------------------------------
                NEW YORK TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL
                  OBLIGATIONS (77.3%)
                Jay Street Development Corporation,
$       1,500     Fiscal 2001 Ser A-1                                          1.10%     01/08/04   $     1,500,000
          300     Fiscal 2001 Ser A-2                                          1.15      01/02/04           300,000
        1,600     Fiscal 2001 Ser A-3                                          1.08      01/08/04         1,600,000
                Long Island Power Authority,
        1,900     Electric Ser 7 Subser 7B (MBIA)                              1.10      01/08/04         1,900,000
        1,500     Electric System Subser 1A                                    1.12      01/08/04         1,500,000
        1,900   Nassau County Interim Finance Authority,
                 Sales Tax Ser 2002 B (FSA)                                    1.10      01/08/04         1,900,000
                New York City,
        1,000     Fiscal 1994 Ser H Subser H-3 (FSA)                           1.27      01/02/04         1,000,000
          200     Fiscal 2002 Subser A-7 (Ambac)                               1.15      01/02/04           200,000
                New York City Cultural Resources Trust,
        1,000     Alvin Ailey Dance Foundation Ser 2003                        1.02      01/08/04         1,000,000
        2,000     Solomon R. Guggenheim Foundation Ser 1990 B                  1.27      01/02/04         2,000,000
        3,000   New York City Housing Development Corporation,
                 James Tower Development 2002 Ser A                            1.04      01/08/04         3,000,000
                New York City Industrial Development Agency,
          350     Lycee Francais De New York Ser B                             1.27      01/02/04           350,000
        1,000     National Audubon Society Inc Ser 1989                        1.27      01/02/04         1,000,000
        2,800   New York City Municipal Water Finance Authority,
                 Fiscal 2003 Sub-Ser C-3                                       1.27      01/02/04         2,800,000
        3,200   New York City Transitional Finance Authority,
                 Recovery Fiscal 2003 Ser 1 Subser 1E                          1.11      01/08/04         3,200,000
        1,500   New York State, Ser 2000 A                                     1.05      10/07/04         1,500,000
                New York State Dormitory Authority,
        1,000     Cornell University Ser 1990 B                                1.27      01/02/04         1,000,000
        2,000     Mental Health Services Facilities
                   Ser 2003D-2D (Ambac)                                        1.20      01/08/04         2,000,000
          750     The Metropolitan Museum of Art Ser A                         1.10      01/08/04           750,000
        1,500     The New York Public Library Ser 1998 B (MBIA)                1.10      01/08/04         1,500,000
        3,000   New York State Energy Research & Development
                 Authority, Keyspan Energy Co Ser 1997 A (AMT)                 1.15      01/08/04         3,000,000
        1,500   New York State Environmental Quality, Ser 1998 G               1.03      10/01/04         1,500,000

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                                 COUPON       DEMAND
  THOUSANDS                                                                  RATE+        DATE*          VALUE
-------------------------------------------------------------------------------------------------------------------
                New York State Housing Finance Agency,
$       3,400     150 East 44th Street 2000 Ser A (AMT)                        1.09%     01/08/04   $     3,400,000
        3,200     750 Sixth Avenue 1998 Ser A (AMT)                            1.15      01/08/04         3,200,000
        1,500     Historic Front Street 2003 Ser A                             1.18      01/08/04         1,500,000
        3,000   New York State Local Government Assistance
                 Corporation, Sub Lien Ser 2003 A-7V (FGIC)                    1.08      01/08/04         3,000,000
        3,000   Oneida Indian Nation of New York, Ser 2002                     1.10      01/08/04         3,000,000
        3,000   Suffolk County Water Authority, Ser 2003 BANs                  1.08      01/08/04         3,000,000
        1,000   Yonkers Industrial Development Agency,
                 Consumers Union, Ser 1989                                     1.12      01/08/04         1,000,000
                                                                                                    ---------------
                TOTAL NEW YORK TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL
                  OBLIGATIONS (COST $52,600,000)                                                         52,600,000
                                                                                                    ---------------

                                                                                        YIELD TO
                                                                                        MATURITY
                                                                COUPON     MATURITY    ON DATE OF
                                                                 RATE        DATE       PURCHASE
                                                              ----------   --------    ----------
                NEW YORK TAX-EXEMPT COMMERCIAL PAPER (11.0%)
                New York State,
        1,000     Environmental Quality Ser 1997 A                  1.05%  01/27/04          1.05%        1,000,000
        1,000     Environmental Quality Ser 1997 A                  1.03   02/18/04          1.03         1,000,000
        1,500   New York State Dormitory Authority,
                 Columbia University 1997 Issue                     1.03   02/12/04          1.03         1,500,000
        1,500   New York State Power Authority, Ser 1               1.05   01/15/04          1.05         1,500,000

                PUERTO RICO
                Puerto Rico Government Development Bank,
        1,000     Ser 1986                                          0.95   01/14/04          0.95         1,000,000
        1,500     Ser 1986                                          0.90   01/28/04          0.90         1,500,000
                                                                                                    ---------------
                TOTAL NEW YORK TAX-EXEMPT COMMERCIAL PAPER
                 (COST $7,500,000)                                                                        7,500,000
                                                                                                    ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        YIELD TO
 PRINCIPAL                                                                              MATURITY
 AMOUNT IN                                                      COUPON     MATURITY    ON DATE OF
 THOUSANDS                                                       RATE        DATE       PURCHASE        VALUE
-------------------------------------------------------------------------------------------------------------------
                NEW YORK TAX-EXEMPT SHORT-TERM MUNICIPAL
                  NOTES (12.5%)
$       2,500   Erie County, 2003-2004 Ser A RANs, dtd 06/24/03     1.50%  06/23/04          0.90%  $     2,507,067
        2,000   Middle Country Central School District,
                  Ser 2003 TANs, dtd 06/26/03                       1.25   06/25/04          0.90         2,003,327
        2,000   Plainview - Old Bethpage Central School District,
                  Ser 2003-2004 TANs, dtd 07/08/03                  1.50   06/30/04          0.90         2,005,875
        1,000   Yonkers, Ser 2003-2004 A RANs, dtd 07/22/03         2.00   05/14/04          0.94         1,003,849

                PUERTO RICO
        1,000   Puerto Rico, Ser 2004 TRANs, dtd 10/15/03           2.00   07/30/04          1.00         1,005,731
                                                                                                    ---------------
                TOTAL NEW YORK TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
                 (COST $8,525,849)                                                                        8,525,849
                                                                                                    ---------------
                TOTAL INVESTMENTS
                 (COST $68,625,849) (a)                                                     100.8%       68,625,849
                LIABILITIES IN EXCESS OF OTHER ASSETS                                        (0.8)         (539,867)
                                                                                       ----------   ---------------
                NET ASSETS                                                                  100.0%  $    68,085,982
                                                                                       ==========   ===============

----------
   AMT   ALTERNATIVE MINIMUM TAX.
   BANs  BOND ANTICIPATION NOTES.
   RANs  REVENUE ANTICIPATION NOTES.
   TANs  TAX ANTICIPATION NOTES.
   TRANs TAX AND REVENUE ANTICIPATION NOTES.
     +   RATE SHOWN IS THE RATE IN EFFECT AT DECEMBER 31, 2003.
     *   DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
    (a)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

BOND INSURANCE:
   AMBAC AMBAC ASSURANCE CORPORATION.
   FGIC  FINANCIAL GUARANTY INSURANCE COMPANY.
   FSA   FINANCIAL SECURITY ASSURANCE INC.
   MBIA  MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS:
Investments in securities, at value (cost $68,625,849)         $    68,625,849
Cash                                                                    36,709
Interest receivable                                                    120,608
Prepaid expenses                                                         9,545
                                                               ---------------
    TOTAL ASSETS                                                    68,792,711
                                                               ---------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed                               580,411
  Investment management fee                                             32,482
  Distribution fee                                                       6,497
Accrued expenses                                                        87,339
                                                               ---------------
    TOTAL LIABILITIES                                                  706,729
                                                               ---------------
    NET ASSETS                                                 $    68,085,982
                                                               ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                $    68,085,389
Accumulated undistributed net investment income                            593
                                                               ---------------
    NET ASSETS                                                 $    68,085,982
                                                               ===============
NET ASSET VALUE PER SHARE,
    68,085,916 shares outstanding (UNLIMITED SHARES
      AUTHORIZED OF $.01 PAR VALUE)                            $          1.00
                                                               ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

NET INVESTMENT INCOME:
INTEREST INCOME                                                $       774,479
                                                               ---------------
EXPENSES
Investment management fee                                              371,122
Distribution fee                                                        71,874
Professional fees                                                       46,042
Transfer agent fees and expenses                                        37,187
Shareholder reports and notices                                         34,746
Trustees' fees and expenses                                             16,078
Custodian fees                                                           6,407
Other                                                                    8,481
                                                               ---------------
    TOTAL EXPENSES                                                     591,937
                                                               ---------------
Less: amounts waived                                                    (8,531)
Less: expense offset                                                    (6,387)
                                                               ---------------
    NET EXPENSES                                                       577,019
                                                               ---------------
NET INVESTMENT INCOME                                          $       197,460
                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                       FOR THE YEAR         FOR THE YEAR
                                                                           ENDED                ENDED
                                                                     DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                               $          197,460    $          517,377
Dividends to shareholders from net investment income                          (197,469)             (517,356)
Net increase (decrease) from transactions in shares
  of beneficial interest                                                   (15,398,751)            8,244,805
                                                                    ------------------    ------------------

    NET INCREASE (DECREASE)                                                (15,398,760)            8,244,826
NET ASSETS:
Beginning of period                                                         83,484,742            75,239,916
                                                                    ------------------    ------------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
  $593 AND $602, RESPECTIVELY)                                      $       68,085,982    $       83,484,742
                                                                    ==================    ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003


1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley New York Municipal Money Market Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and New York income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on December 28, 1989, and commenced operations on March 20, 1990.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding

$2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

For the year ended December 31, 2003, the Investment Manager voluntarily waived $8,531 of its fee.

3. PLAN OF DISTRIBUTION
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended December 31, 2003, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended December 31, 2003, aggregated $223,102,725 and $238,218,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $500.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended December 31, 2003, included in Trustees' fees and expenses in the Statement of Operations amounted to $6,848. At December 31, 2003, the Fund had an accrued pension liability of $57,813, which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003, and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                       FOR THE YEAR         FOR THE YEAR
                                                                           ENDED                ENDED
                                                                     DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                    ------------------    ------------------
Shares sold                                                                165,036,737           164,932,163
Shares issued in reinvestment of dividends                                     197,469               517,356
                                                                    ------------------    ------------------
                                                                           165,234,206           165,449,519
Shares redeemed                                                           (180,632,957)         (157,204,714)
                                                                    ------------------    ------------------
Net increase (decrease) in shares outstanding                              (15,398,751)            8,244,805
                                                                    ==================    ==================

6. EXPENSE OFFSET
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                     FOR THE YEAR ENDED DECEMBER 31,
                                          ------------------------------------------------------------------------------------
                                             2003                 2002              2001              2000             1999
                                          ----------           ----------        ----------        ---------        ----------
SELECTED PER SHARE DATA:
Net asset value, beginning of period      $     1.00           $     1.00        $     1.00        $    1.00        $     1.00
                                          ----------           ----------        ----------        ---------        ----------
Net income from investment
 operations                                    0.003                0.006             0.019            0.031             0.023
Less dividends from net investment
 income                                       (0.003)              (0.006)           (0.019)          (0.031)           (0.023)
                                          ----------           ----------        ----------        ---------        ----------
Net asset value, end of period            $     1.00           $     1.00        $     1.00        $    1.00        $     1.00
                                          ==========           ==========        ==========        =========        ==========

TOTAL RETURN                                    0.27%                0.64%             1.90%            3.15%             2.29%

RATIOS TO AVERAGE NET ASSETS:
Expenses (before expense offset)                0.79%(1)(2)          0.80%(1)          0.78%(1)         0.82%(1)          0.88%(1)
Net investment income                           0.27%(2)             0.63%             1.90%            3.12%             2.25%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands   $   68,086           $   83,485        $   75,240        $  73,250        $   62,009

----------
(1)  DOES NOT REFLECT THE EFFECT OF THE EXPENSE OFFSET OF 0.01%.
(2) IF THE INVESTMENT MANAGER HAD NOT WAIVED A PORTION OF ITS INVESTMENT MANAGEMENT FEE, THE EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 0.80% AND 0.26%, RESPECTIVELY.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST
INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley New York Municipal Money Market Trust (the "Fund"), including the portfolio of investments, as of December 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley New York Municipal Money Market Trust as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 11, 2004

                       2003 FEDERAL TAX NOTICE (UNAUDITED)

               For the year ended December 31,2003, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                             TERM OF                                       IN FUND
                               POSITION(S) OFFICE AND                                      COMPLEX
    NAME, AGE AND ADDRESS OF    HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S) DURING    OVERSEEN     OTHER DIRECTORSHIPS HELD BY
     INDEPENDENT TRUSTEE        REGISTRANT TIME SERVED*        PAST 5 YEARS**           BY TRUSTEE***            TRUSTEE
------------------------------ ----------- ------------ ------------------------------ -------------- -----------------------------
Michael Bozic (62)             Trustee     Since        Retired; Director or Trustee   216            Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw               April 1994   of the Retail Funds (since                    Corporation.
LLP                                                     April 1994) and the
Counsel to the Independent                              Institutional Funds (since
Directors                                               July 2003); formerly Vice
1675 Broadway                                           Chairman of Kmart Corporation
New York, NY                                            (December 1998-October 2000),
                                                        Chairman and Chief Executive
                                                        Officer of Levitz Furniture
                                                        Corporation (November 1995-
                                                        November 1998) and President
                                                        and Chief Executive Officer of
                                                        Hills Department Stores (May
                                                        1991-July 1995); formerly
                                                        variously Chairman, Chief
                                                        Executive Officer, President
                                                        and Chief Operating Officer
                                                        (1987-1991) of the Sears
                                                        Merchandise Group of Sears,
                                                        Roebuck & Co.

Edwin J. Garn (71)             Trustee     Since        Director or Trustee of the     216            Director of Franklin Covey
c/o Summit Ventures LLC                    January 1993 Retail Funds (since                           (time management systems), BMW
1 Utah Center                                           January 1993) and the                         Bank of North America, Inc.
201 S. Main Street                                      Institutional Funds (since                    (industrial loan corporation),
Salt Lake City, UT                                      July 2003); member of the Utah                United Space Alliance (joint
                                                        Regional Advisory Board of                    venture between Lockheed
                                                        Pacific Corp.; formerly United                Martin and the Boeing Company)
                                                        States Senator (R-Utah)                       and Nuskin Asia Pacific
                                                        (1974-1992) and Chairman,                     (multilevel marketing); member
                                                        Senate Banking Committee                      of the board of  various civic
                                                        (1980-1986), Mayor of Salt                    and charitable organizations.
                                                        Lake City, Utah (1971-1974),
                                                        Astronaut, Space Shuttle
                                                        Discovery (April 12-19, 1985),
                                                        and Vice Chairman, Huntsman
                                                        Corporation (chemical
                                                        company).

Wayne E. Hedien (69)           Trustee     Since        Retired; Director or Trustee   216            Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe & Maw               September    of the Retail Funds (since                    (private mortgage insurance);
LLP                                        1997         September 1997) and the                       Trustee and Vice Chairman of
Counsel to the Independent                              Institutional Funds (since                    The Field Museum of Natural
Directors                                               July 2003); formerly associated               History; director of various
1675 Broadway                                           with the Allstate Companies                   other business and charitable
New York, NY                                            (1966-1994), most recently as                 organizations.
                                                        Chairman of The Allstate
                                                        Corporation (March 1993-
                                                        December 1994) and Chairman and
                                                        Chief Executive Officer of its
                                                        wholly-owned subsidiary,
                                                        Allstate Insurance Company
                                                        (July 1989-December 1994).

                                                                                         NUMBER OF
                                                                                         PORTFOLIOS
                                              TERM OF                                     IN FUND
                                POSITION(S) OFFICE AND                                    COMPLEX
    NAME, AGE AND ADDRESS OF    HELD WITH    LENGTH OF  PRINCIPAL OCCUPATION(S) DURING    OVERSEEN     OTHER DIRECTORSHIPS HELD BY
     INDEPENDENT TRUSTEE        REGISTRANT TIME SERVED*        PAST 5 YEARS**           BY TRUSTEE***            TRUSTEE
------------------------------ ----------- ------------ ------------------------------ -------------- -----------------------------
Dr. Manuel H. Johnson (54)     Trustee     Since        Chairman of the Audit          216            Director of NVR, Inc. (home
c/o Johnson Smick                          July 1991    Committee and Director or                     construction); Chairman and
International, Inc.                                     Trustee of the Retail Funds                   Trustee of the Financial
2099 Pennsylvania Avenue, N.W.                          (since July 1991) and the                     Accounting Foundation
Suite 950                                               Institutional Funds (since                    (oversight organization of the
Washington, D.C.                                        July 2003); Senior Partner,                   Financial Accounting Standards
                                                        Johnson Smick International,                  Board); Director of RBS
                                                        Inc., a consulting firm;                      Greenwich Capital Holdings
                                                        Co-Chairman and a founder of                  (financial holding company).
                                                        the Group of Seven Council
                                                        (G7C), an international
                                                        economic commission; formerly
                                                        Vice Chairman of the Board of
                                                        Governors of the Federal
                                                        Reserve System and Assistant
                                                        Secretary of the U.S.
                                                        Treasury.

Joseph J. Kearns (61)          Trustee     Since        Deputy Chairman of the Audit   217            Director of Electro Rent
PMB754                                     July 2003    Committee and Director or                     Corporation (equipment
23852 Pacific Coast Highway                             Trustee of the Retail Funds                   leasing), The Ford Family
Malibu, CA                                              (since July 2003) and the                     Foundation, and the UCLA
                                                        Institutional Funds (since                    Foundation.
                                                        August 1994); previously
                                                        Chairman of the Audit
                                                        Committee of the Institutional
                                                        Funds (October 2001-July 2003);
                                                        President, Kearns & Associates
                                                        LLC (investment consulting);
                                                        formerly CFO of the J. Paul
                                                        Getty Trust.

Michael E. Nugent (67)         Trustee     Since        Chairman of the Insurance      216            Director of various business
c/o Triumph Capital, L.P.                  July 1991    Committee and Director or                     organizations.
445 Park Avenue                                         Trustee of the Retail Funds
New York, NY                                            (since July 1991) and the
                                                        Institutional Funds (since
                                                        July 2001); General Partner of
                                                        Triumph Capital, L.P., a
                                                        private investment
                                                        partnership; formerly Vice
                                                        President, Bankers Trust
                                                        Company and BT Capital
                                                        Corporation (1984-1988).

Fergus Reid (71)               Trustee     Since        Chairman of the Governance     217            Trustee and Director of
85 Charles Colman Blvd.                    July 2003    Committee and Director or                     certain investment companies
Pawling, NY                                             Trustee of the Retail Funds                   in the JPMorgan Funds complex
                                                        (since July 2003) and the                     managed by JP Morgan
                                                        Institutional Funds (since                    Investment Management Inc.
                                                        June 1992); Chairman of
                                                        Lumelite Plastics Corporation.

INTERESTED TRUSTEES:

                                                                                         NUMBER OF
                                                                                         PORTFOLIOS
                                              TERM OF                                     IN FUND
                               POSITION(S) OFFICE AND                                     COMPLEX
    NAME, AGE AND ADDRESS OF    HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S) DURING    OVERSEEN     OTHER DIRECTORSHIPS HELD BY
     INDEPENDENT TRUSTEE        REGISTRANT TIME SERVED*        PAST 5 YEARS**           BY TRUSTEE***            TRUSTEE
------------------------------ ----------- ------------ ------------------------------ -------------- -----------------------------
Charles A. Fiumefreddo (70)    Chairman of Since        Chairman and Director or       216            None
c/o Morgan Stanley Trust       the Board   July 1991    Trustee of the Retail Funds
Harborside Financial Center,   and Trustee              (since July 1991) and the
Plaza Two,                                              Institutional Funds( since
Jersey City, NJ                                         July 2003); formerly Chief
                                                        Executive Officer of the
                                                        Retail Funds (until
                                                        September 2002).

James F. Higgins (55)          Trustee     Since        Director or Trustee of the     216            Director of AXA Financial,
c/o Morgan Stanley Trust                   June 2000    Retail Funds (since June 2000)                Inc. and The Equitable Life
Harborside Financial Center,                            and the Institutional Funds                   Assurance Society of the
Plaza Two,                                              (since July 2003); Senior                     United States (financial
Jersey City, NJ                                         Advisor of Morgan Stanley                     services).
                                                        (since August 2000); Director
                                                        of the Distributor and Dean
                                                        Witter Realty Inc.; previously
                                                        President and Chief Operating
                                                        Officer of the Private Client
                                                        Group of Morgan Stanley
                                                        (May 1999- August 2000), and
                                                        President and Chief Operating
                                                        Officer of Individual
                                                        Securities of Morgan Stanley
                                                        (February 1997-May 1999).

Philip J. Purcell (60)         Trustee     Since        Director or Trustee of the     216            Director of American Airlines,
1585 Broadway                              April 1994   Retail Funds (since April 1994)               Inc. and its parent company,
New York, NY                                            and the Institutional Funds                   AMR Corporation.
                                                        (since July 2003); Chairman of
                                                        the Board of Directors and
                                                        Chief Executive Officer of
                                                        Morgan Stanley and Morgan
                                                        Stanley DW Inc.; Director of
                                                        the Distributor; Chairman of
                                                        the Board of Directors and
                                                        Chief Executive Officer of
                                                        Novus Credit Services Inc.;
                                                        Director and/or officer of
                                                        various Morgan Stanley
                                                        subsidiaries.

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE
     EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

OFFICERS:

                                              TERM OF
                               POSITION(S)  OFFICE AND
    NAME, AGE AND ADDRESS OF    HELD WITH    LENGTH OF
       EXECUTIVE OFFICER        REGISTRANT  TIME SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------ ----------- ------------ ----------------------------------------------------------------------------
Mitchell M. Merin (50)         President   Since        President and Chief Operating Officer of Morgan Stanley Investment
1221 Avenue of the Americas                May 1999     Management Inc.; President, Director and Chief Executive Officer of the
New York, NY                                            Investment Manager and Morgan Stanley Services; Chairman, Chief Executive
                                                        Officer and Director of the Distributor; Chairman and Director of the
                                                        Transfer Agent; Director of various Morgan Stanley subsidiaries; President
                                                        Morgan Stanley Investments LP (since February 2003); President of the
                                                        Institutional Funds (since July 2003) and President of the Retail Funds
                                                        (since May 1999); Trustee (since July 2003) and President (since December
                                                        2002) of the Van Kampen Closed - End Funds; Trustee (since May 1999) and
                                                        President (since October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (64)         Executive   Since        Chief Global Operations Officer and Managing Director of Morgan Stanley
1221 Avenue of the Americas    Vice        April 2003   Investment Management Inc.; Managing DIrector of Morgan Stanley & Co.
New York, NY                   President                Incorporated; Managing DIrector of Morgan Stanley; Managing Director,
                               and                      Chief Administrative Officer and Director of the Investment Manager and
                               Principal                Morgan Stanley Services; Chief Executive Officer and Director of the
                               Executive                Transfer Agent; Managing Director and Director of the Distributor;
                               Officer                  Executive Vice President and Principal Executive Officer of the
                                                        Institutional Funds (since July 2003); previously President of the
                                                        Institutional Funds (March 2001-July 2003) and Director of the Institutional
                                                        Funds (March 2001-July 2003).

Barry Fink (48)                Vice        Since        General Counsel (since May 2000) and Managing Director (since December 2000)
1221 Avenue of the Americas    President   February     of Morgan Stanley Investment Management; Managing Director (since December
New York, NY                   and General 1997         2000 Secretary (since February 1997) and Director (since July 1998) of the
                               Counsel                  Investment Manager and Morgan Stanley Services; Assistant Secretary of
                                                        Morgan Stanley DW; Chief Legal Officer of Morgan Stanley Investments LP
                                                        (since July 2002); Vice President of the Institutional Funds (since July
                                                        2003); Vice President and Secretary of the Distributor; previously Secretary of the Retail Funds (February 1997-July 2003); previously Vice President and
                                                        Assistant General Counsel of the Investment Manager and Morgan Stanley
                                                        Services (February 1997 - December 2001).

Joseph J. McAlinden (60)       Vice        Since        Managing Director and Chief Investment Officer of the Investment Manager,
1221 Avenue of the Americas    President   July 1995    Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP;
New York, NY                                            Director of the Transfer Agent, Chief Investment Officer of the Van Kampen
                                                        Funds; Vice President of the Institutional Funds (since July 2003) and the
                                                        Retail Funds (since July 1995).

Stefanie V. Chang (37)         Vice        Since        Executive Director of Morgan Stanley & Co. and Morgan Stanley Investment
1221 Avenue of the Americas    President   July 2003    Management Inc. and Vice President of the Institutional Funds (since
New York, NY                                            December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

                                              TERM OF
                               POSITION(S)  OFFICE AND
    NAME, AGE AND ADDRESS OF    HELD WITH    LENGTH OF
       EXECUTIVE OFFICER        REGISTRANT  TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5  YEARS**
------------------------------ -----------  ------------ ---------------------------------------------------------------------------
Francis J. Smith (38)          Treasurer   Treasurer    Executive Director of the Investment Manager and Morgan Stanley Services
c/o Morgan Stanley Trust       and Chief   since        (since December 2001); previously Vice President of the Retail Funds
Harborside Financial Center,   Financial   July 2003    (September 2002-July 2003); previously Vice President of the Investment
Plaza Two,                     Officer     and Chief    Manager and Morgan Stanley Services (August 2000-November 2001) and Senior
Jersey City, NJ                            Financial    Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
                                           Officer
                                           since
                                           September
                                           2002

Thomas F. Caloia (57)          Vice        Since        Executive Director (since December 2002) and Assistant Treasurer of the
c/o Morgan Stanley Trust       President   July 2003    Investment Manager, the Distributor and Morgan Stanley Services; previously
Harborside Financial Center,                            Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice
Plaza Two,                                              President of the Investment Manager, the Distributor and Morgan Stanley
Jersey City, NJ                                         Services.

Mary E. Mullin (36)            Secretary   Since        Vice President of Morgan Stanley& Co. Incorporated and Morgan Stanley
1221 Avenue of the Americas                July 2003    Investment Management Inc.; Secretary of the Institutional Funds (since
New York, NY                                            June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps,
                                                        Slate, Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]


37906RPT-00-13682B04-AP-2/04

[GRAPHIC]

MORGAN STANLEY FUNDS


MORGAN STANLEY
NEW YORK MUNICIPAL
MONEY MARKET TRUST


ANNUAL REPORT
DECEMBER 31, 2003


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)     No information need be disclosed pursuant to this paragraph.

(c)     Not applicable.

(d)     Not applicable.

(e)     Not applicable.

(f)

        (1)     The Fund's Code of Ethics is attached hereto as Exhibit A.

        (2)     Not applicable.

        (3)     Not applicable.


Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

        2003

                                           REGISTRANT     COVERED ENTITIES(1)
           AUDIT FEES                      $   24,750                     N/A

           NON-AUDIT FEES
               AUDIT-RELATED FEES          $      684(2)       $    2,847,161(2)
               TAX FEES                    $    4,428(3)       $      736,810(4)
               ALL OTHER FEES              $        0          $            0
           TOTAL NON-AUDIT FEES            $    5,112          $    3,583,971

           TOTAL                           $   29,862          $    3,583,971

        2002

                                           REGISTRANT     COVERED ENTITIES(1)
           AUDIT FEES                      $   22,600                    N/A

           NON-AUDIT FEES
               AUDIT-RELATED FEES          $      657(2)       $    2,818,115(2)
               TAX FEES                    $    5,679(3)       $      365,427(4)
               ALL OTHER FEES              $        0          $      501,166(5)
           TOTAL NON-AUDIT FEES            $    6,336          $    3,684,708

           TOTAL                           $   28,936          $    3,684,708

         N/A- Not applicable, as not required by Item 4.

         (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
         (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
         (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
         (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
         (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)


1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management
     Morgan Stanley Investments LP
     Van Kampen Asset Management Inc.
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investments LP
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2004